Current and long-term debt - 2021 Ocean Yield financing (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 619,204	$ 619,204	$ 861,967
Principal repayments recognized in consolidated cash flow statements		0	$ 0	$ 516,127
2021 Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	52,200	52,200			$ 70,200
STI Gallantry and STI Guard | 2021 Ocean Yield Lease Financing | Vessels
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements	46,800
Purchase option fees	$ 1,200	$ 1,200
STI Gallantry and STI Guard | 2021 Ocean Yield Lease Financing | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel					2